Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Peru ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 29.4%
Banco BBVA Peru SA	4,513,286	$2,877,533
Banco de Credito del Peru, Class C	48,485	49,326
Credicorp Ltd.	197,750	30,435,703
Intercorp Financial Services Inc.	95,475	2,864,250

		36,226,812

Construction & Engineering — 2.7%
Aenza SAA(a)	6,951,735	3,333,796

Construction Materials — 4.9%
Cementos Pacasmayo SAA	2,121,655	3,481,738
Union Andina de Cementos SAA	6,175,350	2,533,512

		6,015,250

Electric Utilities — 5.7%
Enel Distribucion Peru SAA	1,354,202	1,921,999
Luz del Sur SAA	705,500	5,176,672

		7,098,671

Food & Staples Retailing — 2.8%
InRetail Peru Corp.(b)	96,194	3,414,887

Food Products — 4.8%
Alicorp SAA	2,568,903	5,055,984
Casa Grande SAA	576,562	880,638

		5,936,622

Metals & Mining — 40.1%
Cia. de Minas Buenaventura SAA, ADR	689,788	7,656,647
Corp. Aceros Arequipa SA, NVS	2,633,940	642,522
Fortuna Silver Mines Inc.(a)	380,000	2,425,033
Hochschild Mining PLC(a)	1,568,221	4,451,105
MMG Ltd.(a)	6,000,000	2,615,930
Pan American Silver Corp.	90,112	2,657,675
Sociedad Minera Cerro Verde SAA(a)	188,809	3,851,704
Southern Copper Corp.	337,615	20,044,202
Volcan Cia. Minera SAA, Class B, NVS(a)	26,721,551	3,007,373
Wheaton Precious Metals Corp.	56,099	2,170,108

		49,522,299

Security	Shares	Value

Multiline Retail — 3.1%
Falabella SA	803,390	$2,734,771
Ripley Corp. SA	3,500,025	1,095,141

		3,829,912

Oil, Gas & Consumable Fuels — 0.7%
PetroTal Corp.	7,004,426	911,747

Real Estate Management & Development — 2.4%
Parque Arauco SA	1,897,072	2,923,405

Trading Companies & Distributors — 3.3%
Ferreycorp SAA	8,620,016	4,038,262

Total Common Stocks — 99.9% (Cost: $157,264,235)		123,251,663

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	460,000	460,000

Total Short-Term Investments — 0.4% (Cost: $460,000)		460,000

Total Investments in Securities — 100.3% (Cost: $157,724,235)		123,711,663

Other Assets, Less Liabilities — (0.3)%		(377,702)

Net Assets — 100.0%		$123,333,961

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$110,000	$350,000	(a)	$—	$—	$—	$460,000	460,000	$23	$—

(a)	Represents net amount purchased (sold).

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Peru ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	10	12/18/20	$601	$9,776

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$123,251,663	$—	$—	$123,251,663
Money Market Funds	460,000	—	—	460,000

	$123,711,663	$—	$—	$123,711,663

Derivative financial instruments(a)
Assets
Futures Contracts	$9,776	$—	$—	$9,776

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

2